As filed with the Securities and Exchange Commission on 8/26/2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6611
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.0%
	Asset Management - 2.5%
19,900	Ameriprise Financial, Inc.	$2,486,107

	Auto/Auto Parts - 2.7%
11,980	O'Reilly Automotive, Inc. *	2,707,240

	Beverage - 5.3%
20,710	Constellation Brands, Inc. - Class A	2,402,774
31,000	PepsiCo, Inc.	2,893,540
		5,296,314
	Biotechnology - 5.9%
7,050	Biogen Idec, Inc. *	2,847,777
25,720	Gilead Sciences, Inc.	3,011,298
		5,859,075
	Broadcast Media - 3.1%
51,000	Comcast Corp. - Class A	3,067,140

	Chemicals - 1.6%
23,380	Westlake Chemical Corp.	1,603,634

	Computer-Networking - 2.9%
103,800	Cisco Systems, Inc.	2,850,348

	Computer Hardware - 2.9%
22,670	Apple Inc.	2,843,385

	Computer Software - 3.6%
26,840	Check Point Software Technologies Ltd. +*	2,135,122
31,360	Paychex, Inc.	1,470,157
		3,605,279
	Computer Software - Gaming - 3.4%
51,100	Electronic Arts, Inc. *	3,398,150

	Conglomerates - 2.0%
23,100	Danaher Corp.	1,977,129

	Drugs - Generic - 3.9%
12,860	Allergan plc +*	3,902,496

	Drugs - Proprietary - 2.0%
30,000	AbbVie, Inc.	2,015,700

	Electrical Instruments - 2.7%
20,490	Thermo Fisher Scientific, Inc.	2,658,782

	Energy/Integrated - 1.5%
16,820	EOG Resources, Inc.	1,472,591

	Engineering/Construction - 1.5%
53,100	Quanta Services, Inc. *	1,530,342

	Finance/Banks - 2.9%
19,810	Signature Bank *	2,899,986

	Finance/Information Services - 5.5%
34,030	Fiserv, Inc. *	2,818,705
39,670	Visa, Inc. - Class A	2,663,840

		5,482,545
	Food - 2.1%
48,100	Tyson Foods, Inc. - Class A	2,050,503

	Health Care Benefits - 3.0%
23,300	Aetna Inc.	2,969,818

	Health Care Distribution - 2.8%
12,400	McKesson Corp.	2,787,644

	Household Products - 2.5%
48,900	Jarden Corp. *	2,530,575

	Information Services - 2.9%
10,010	Alliance Data Systems Corp. *	2,922,320

	Leisure Time - 5.6%
15,250	Polaris Industries Inc.	2,258,677
29,090	Walt Disney Co.	3,320,333
		5,579,010
	Machinery - 2.5%
37,700	Ingersoll-Rand plc +	2,541,734

	Real Estate Operations - 1.9%
52,300	CBRE Group, Inc. - Class A *	1,935,100

	Retail - Discount - 2.9%
36,900	Dollar Tree, Inc. *	2,914,731

	Retail Drug Stores - 3.6%
33,800	CVS Caremark Corp.	3,544,944

	Retail/Home Improvement - 2.5%
22,300	Home Depot, Inc.	2,478,199

	Semiconductors - 5.4%
43,650	Microchip Technology, Inc.	2,070,101
32,000	Skyworks Solutions, Inc.	3,331,200
		5,401,301
	Telecommunication Services - 2.4%
51,000	Verizon Communications, Inc.	2,377,110

	TOTAL COMMON STOCKS (Cost $68,743,895)	95,689,232

	SHORT-TERM INVESTMENTS - 4.1%
4,042,473	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	4,042,473
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,042,473)	4,042,473
	Total Investments in Securities (Cost $72,786,368) - 100.1%	99,731,705
	Liabilities in Excess of Other Assets - (0.1)%	(120,652)
	NET ASSETS - 100.00%	$99,611,053

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.4%
	Airlines - 2.9%
4,960	Allegiant Travel Co.	$882,285

	Auto/Auto Parts - 2.7%
3,630	O'Reilly Automotive, Inc. *	820,307

	Brokerage - 2.4%
12,900	Stifel Financial Corp. *	744,846

	Building - 2.2%
26,000	Masco Corp.	693,420

	Business Services - 3.5%
8,360	PRA Group, Inc. *	520,912
10,200	Robert Half International, Inc.	566,100
		1,087,012
	Computer - Semiconductors - 1.9%
6,680	Synaptics, Inc. *	579,390

	Computer Software - 4.1%
14,800	Paychex, Inc.	693,824
12,500	Synchronoss Technologies, Inc. *	571,625
		1,265,449
	Containers - 1.7%
37,900	Graphic Packaging Holding Co.	527,947

	Drugs - Generic - 2.1%
10,900	Lannet Co., Inc. *	647,896

	Drugs - Proprietary - 2.5%
17,600	Akorn, Inc. *	768,416

	Education Services - 1.3%
9,600	Grand Canyon Education, Inc. *	407,040

	Electronics - 2.6%
15,800	Universal Display Corp. *	817,334

	Energy/Oil Service - 1.3%
7,300	Bristow Group, Inc.	389,090

	Engineering/Construction - 1.7%
18,400	Quanta Services, Inc. *	530,288

	Finance/Banks - 4.0%
4,700	Signature Bank *	688,033
29,700	Umpqua Holdings Corp.	534,303
		1,222,336
	Finance/Information Services - 4.9%
10,200	Euronet Worldwide, Inc. *	629,340
10,620	Fiserv, Inc. *	879,655
		1,508,995
	Food - 6.6%
10,600	Hormel Foods Corp.	597,522

17,300	Pinnacle Foods, Inc.	787,842
15,100	Tyson Foods, Inc. - Class A	643,713
		2,029,077
	Footwear - 1.6%
16,000	Caleres, Inc.	508,480

	Health Care Distribution - 2.6%
7,600	AmerisourceBergen Corp.	808,184

	Hospitals - 2.6%
12,700	Community Health Systems, Inc. *	799,719

	Household Products - 6.2%
6,700	Church & Dwight Co., Inc.	543,571
13,950	Jarden Corp. *	721,913
6,460	Spectrum Brands Holdings, Inc.	658,855
		1,924,339
	Information Services - 1.5%
1,600	Alliance Data Systems Corp. *	467,104

	Insurance-Disability/Life - 2.3%
11,900	Lincoln National Corp.	704,718

	Leisure Time - 7.0%
14,700	Cinemark Holdings, Inc.	590,499
7,300	Outerwall, Inc.	555,603
3,600	Polaris Industries Inc.	533,196
8,500	Thor Industries, Inc.	478,380
		2,157,678
	Personal Care - 1.7%
3,430	Ulta Salon, Cosmetics & Fragrance, Inc. *	529,763

	Real Estate Operations - 1.6%
13,350	CBRE Group, Inc. - Class A *	493,950

	Restaurants - 1.9%
20,000	Sonic Corp.	576,000

	Retail - Specialty - 4.1%
14,800	GameStop Corp. - Class A	635,808
5,510	Lithia Motors, Inc. - Class A	623,512
		1,259,320
	Semiconductors - 4.5%
14,700	Microchip Technology, Inc.	697,147
6,600	Skyworks Solutions, Inc.	687,060
		1,384,207
	Service Companies - 2.9%
13,600	Team Health Holdings, Inc. *	888,488

	Telecommunication Equipment - 5.7%
18,200	ARRIS Group, Inc. *	556,920
26,100	Ciena Corp. *	618,048
23,000	Juniper Networks, Inc.	597,310
		1,772,278
	Waste Disposal - 1.8%
11,700	Waste Connections, Inc.	551,304

	TOTAL COMMON STOCKS (Cost $21,841,286)	29,746,660

	SHORT-TERM INVESTMENTS - 3.7%
1,137,374	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	1,137,374

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,137,374)	1,137,374
	Total Investments in Securities (Cost $22,978,660) - 100.1%	30,884,034
	Liabilities in Excess of Other Assets - (0.1)%	(41,573)
	NET ASSETS - 100.00%	$30,842,461

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
June 30, 2015 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2015:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,276,895	$-	$-	$19,276,895
Consumer Staples	10,891,761	-	-	10,891,761
Energy	1,472,591	-	-	1,472,591
Financials	7,321,193	-	-	7,321,193
Health Care	20,193,515	-	-	20,193,515
Industrials	6,049,205	-	-	6,049,205
Materials	1,603,634	-	-	1,603,634
Technology	26,503,328	-	-	26,503,328
Telecommunication Services	2,377,110	-	-	2,377,110
Total Common Stocks	95,689,232	-	-	95,689,232
Short-Term Investments	4,042,473	-	-	4,042,473
Total Investments in Securities	$99,731,705	$-	$-	$99,731,705

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,980,501	$-	$-	$6,980,501
Consumer Staples	3,231,503	-	-	3,231,503
Energy	389,090	-	-	389,090
Financials	3,686,762	-	-	3,686,762
Health Care	3,912,703	-	-	3,912,703
Industrials	3,223,397	-	-	3,223,397
Materials	527,947	-	-	527,947
Technology	7,794,757	-	-	7,794,757
Total Common Stocks	29,746,660	-	-	29,746,660
Short-Term Investments	1,137,374	-	-	1,137,374
Total Investments in Securities	$30,884,034	$-	$-	$30,884,034

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2015, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Chase Growth Fund

Cost of investments	$72,786,368

Gross unrealized appreciation	$27,862,077
Gross unrealized depreciation	(916,740)
Net unrealized appreciation	$26,945,337

Chase Mid-Cap Growth Fund

Cost of investments	$22,978,985

Gross unrealized appreciation	$7,947,757
Gross unrealized depreciation	(42,708)
Net unrealized appreciation	$7,905,049

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, President

Date  8/6/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  8/6/2015

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  8/6/2015

* Print the name and title of each signing officer under his or her signature.